PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Provisions

	December 31, 2018		December 31, 2017
	Current	Non-current	Current	Non-current
	$	$	$	$
Moratorium (1)	4,570	14,487	9,085	36,952
Close down and restoration provision (2)	211	61,961	978	57,352
Other provisions	7	—	1,250	—
	4,788	76,448	11,313	94,304

(1)
We entered into a fiscal stability agreement with the Federal Government of Argentina in 1998 for production from the Puna Operations. In December 2007, the National Customs Authority of Argentina (Dirección Nacional de Aduanas) ("Customs") levied an export duty of approximately 10% from concentrate for projects with fiscal stability agreements pre-dating 2002 and Customs had asserted that the Puna Operations was subject to this duty. We had previously challenged the legality of the export duty applied to silver concentrate.

On March 31, 2017, we entered into the tax moratorium system in Argentina to resolve the export duty dispute. Under the conditions of the moratorium, which converted the export duty liability to ARS, we agreed to pay ARS 1,057,444,000 ($68,621,000 undiscounted) with a 5% down payment initially and the balance in installments over 60 months. Outstanding ARS amounts are subject to interest at a minimum rate of 1.5% per month.

With our entry into the tax moratorium for resolution of our export duty dispute, we are no longer challenging the legality of the application of the export duty other than with respect to our right for reimbursement of the $6,646,000 of export duty that we paid.

(2)	Our close down and restoration provision relates to the restoration and closure of our mining operations and exploration and evaluation assets (note 9).

Disclosure of Changes in the Close Down and Restoration Provision
The changes in the close down and restoration provision during the years ended December 31, 2018 and December 31, 2017 were as follows:

	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of year	58,330	63,909
Settled during the year	(852)	(926)
Accretion expense	3,459	3,380
Foreign exchange gain (loss)	(504)	396
Revisions and new estimated cash flows	1,739	(8,429)
Balance, end of year	62,172	58,330

Less: current portion	(211)	(978)
Non-current close down and restoration provision	61,961	57,352